Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 13, 2012
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Central Index Key	dei_EntityCentralIndexKey	0000795259
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 13, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

2010 Retirement Fund (Prospectus Summary): | 2010 Retirement Fund
2010 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 39 of the Prospectus, the Average Annual Total Returns for the 2010 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2010 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2010 Retirement Fund Class	2010 Retirement Fund (commenced operations on November 5, 2007)	3.08%	2.93%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index	Barclay���s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2010 Retirement Fund (Prospectus Summary): | 2010 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2010 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 39 of the Prospectus, the Average Annual Total Returns for the 2010 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2010 Retirement Fund | 2010 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2010 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
For Life of Fund	rr_AverageAnnualReturnSinceInception	2.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2010 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2010 Retirement Fund | Barclay���s Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
2010 Retirement Fund | Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.67%

Retirement Income Fund (Prospectus Summary): | Retirement Income Fund
Retirement Income Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 35 of the Prospectus, the Average Annual Total Returns for the Retirement Income Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Retirement Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
Retirement Income Fund Class	Retirement Income Fund (commenced operations on November 5, 2007)	4.72%	4.50%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index	Barclay���s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Retirement Income Fund (Prospectus Summary): | Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Retirement Income Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 35 of the Prospectus, the Average Annual Total Returns for the Retirement Income Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Retirement Income Fund | Retirement Income Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement Income Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.72%
For Life of Fund	rr_AverageAnnualReturnSinceInception	4.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Retirement Income Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
Retirement Income Fund | Barclay���s Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
Retirement Income Fund | Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.67%

2015 Retirement Fund (Prospectus Summary): | 2015 Retirement Fund
2015 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 43 of the Prospectus, the Average Annual Total Returns for the 2015 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2015 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2015 Retirement Fund Class	2015 Retirement Fund (commenced operations on November 5, 2007)	2.09%	1.99%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index	Barclay���s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2015 Retirement Fund (Prospectus Summary): | 2015 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2015 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 43 of the Prospectus, the Average Annual Total Returns for the 2015 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2015 Retirement Fund | 2015 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2015 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
For Life of Fund	rr_AverageAnnualReturnSinceInception	1.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2015 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2015 Retirement Fund | Barclay���s Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
2015 Retirement Fund | Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.67%

2020 Retirement Fund (Prospectus Summary): | 2020 Retirement Fund
2020 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 46 of the Prospectus, the Average Annual Total Returns for the 2020 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2020 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2020 Retirement Fund Class	2020 Retirement Fund (commenced operations on November 5, 2007)	1.55%	1.29%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2020 Retirement Fund (Prospectus Summary): | 2020 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2020 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 46 of the Prospectus, the Average Annual Total Returns for the 2020 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2020 Retirement Fund | 2020 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2020 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
For Life of Fund	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2020 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2020 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%

2025 Retirement Fund (Prospectus Summary): | 2025 Retirement Fund
2025 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 50 of the Prospectus, the Average Annual Total Returns for the 2025 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2025 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2025 Retirement Fund Class	2025 Retirement Fund (commenced operations on November 5, 2007)	0.83%	0.57%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2025 Retirement Fund (Prospectus Summary): | 2025 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2025 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 50 of the Prospectus, the Average Annual Total Returns for the 2025 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2025 Retirement Fund | 2025 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2025 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2025 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2025 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%

2030 Retirement Fund (Prospectus Summary): | 2030 Retirement Fund
2030 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 53 of the Prospectus, the Average Annual Total Returns for the 2030 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2030 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2030 Retirement Fund Class	2030 Retirement Fund (commenced operations on November 5, 2007)	0.21%	0.30%	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2030 Retirement Fund (Prospectus Summary): | 2030 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2030 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 53 of the Prospectus, the Average Annual Total Returns for the 2030 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2030 Retirement Fund | 2030 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2030 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.21%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2030 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2030 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%

2035 Retirement Fund (Prospectus Summary): | 2035 Retirement Fund
2035 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 56 of the Prospectus, the Average Annual Total Returns for the 2035 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2035 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2035 Retirement Fund Class	2035 Retirement Fund (commenced operations on November 5, 2007)	(0.63%)	(0.56%)	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2035 Retirement Fund (Prospectus Summary): | 2035 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2035 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 56 of the Prospectus, the Average Annual Total Returns for the 2035 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2035 Retirement Fund | 2035 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2035 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.63%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(0.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2035 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2035 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%

2040 Retirement Fund (Prospectus Summary): | 2040 Retirement Fund
2040 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 59 of the Prospectus, the Average Annual Total Returns for the 2040 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2040 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2040 Retirement Fund Class	2040 Retirement Fund (commenced operations on November 5, 2007)	(1.24%)	(0.53%)	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2040 Retirement Fund (Prospectus Summary): | 2040 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2040 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 59 of the Prospectus, the Average Annual Total Returns for the 2040 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2040 Retirement Fund | 2040 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2040 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.24%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(0.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2040 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2040 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%

2045 Retirement Fund (Prospectus Summary): | 2045 Retirement Fund
2045 Retirement Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 62 of the Prospectus, the Average Annual Total Returns for the 2045 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns 2045 Retirement Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
2045 Retirement Fund Class	2045 Retirement Fund (commenced operations on November 5, 2007)	(1.45%)	(0.67%)	Nov 5, 2007
S&P 500�� Index	S&P 500�� Index	2.11%	(2.03%)
Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
2045 Retirement Fund (Prospectus Summary): | 2045 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2045 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 62 of the Prospectus, the Average Annual Total Returns for the 2045 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2045 Retirement Fund | 2045 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2045 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(0.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
2045 Retirement Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2045 Retirement Fund | Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay���s Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%